Financial Instruments and Risk Management (Tables)	3 Months Ended
Mar. 31, 2026
Financial Instruments and Risk Management [Abstract]
Schedule of Asset and Liability	The following table summarizes the gross asset and liability positions of the Company’s individual risk management contracts that are offset in the consolidated statements of financial position:
As at	March 31, 2026	December 31, 2025
Gross amount	$(81,072)	$13,456
Amount offset	666	(2,440)
Risk management contracts – (liability) asset	$(80,406)	$11,016

Schedule of Gain (Loss) on Risk Management Contracts
	Three months ended March 31, 2026	Three months ended March 31, 2025
Realized loss on risk management contracts	$(3,211)	$(1,101)
Unrealized (loss) gain on risk management contracts	(91,422)	6,349
Gain (loss) on risk management contracts	$(94,633)	$5,248

Schedule of Financial Commodity Risk Management Contracts

As at March 31, 2026, the following financial commodity risk management contracts were in place, with oil volumes hedged in barrels (“bbl”) and natural gas volumes hedged in gigajoules (“GJ”):

	Instrument	Units	Volume (per day)	Swap Price	Put Price	Call Price
Q2 2026	WTI Costless Collar	C$ / bbl	5,027	-	$78.50	$83.84
Q2 2026	WTI Costless Collar	US$ / bbl	2,473	-	$57.00	$65.15
Q2 2026	WTI Fixed Price Swap	US$ / bbl	4,387	$68.85	-	-
Q2 2026	WCS Differential Swap	US$ / bbl	14,000	$(12.15)	-	-
Q2 2026	AECO Swap	C$ / GJ	24,297	$2.30	-	-
Q3 2026	WTI Costless Collar	US$ / bbl	7,500	-	$57.34	$66.26
Q3 2026	WTI Fixed Price Swap	US$ / bbl	3,500	$71.28	-	-
Q3 2026	WCS Differential Swap	US$ / bbl	14,000	$(12.80)	-	-
Q3 2026	AECO Swap	C$ / GJ	24,848	$2.30	-	-
Q4 2026	WTI Costless Collar	US$ / bbl	7,473	-	$59.01	$72.21
Q4 2026	WTI Fixed Price Swap	US$ / bbl	674	$68.83	-	-
Q4 2026	AECO Swap	C$ / GJ	27,000	$2.30	-	-
Q1 – Q4 2027	AECO Swap	C$ / GJ	27,000	$2.93	-	-
Q1 – Q4 2028	AECO Swap	C$ / GJ	27,000	$2.93	-	-

Schedule of Net Income, Before Tax, Based on the Financial Risk Management Contracts

The following table illustrates the potential impact of changes in commodity prices on the Company’s net income (loss), before tax, based on the financial risk management contracts in place at March 31, 2026:

	10% change in commodity prices
As at March 31, 2026	Increase	Decrease
Increase (decrease) to fair value of the risk management contracts	$(33,243)	$25,281

Schedule of Credit Risk

Credit Risk

As at	March 31 2026	December 31 2025
Trade receivables	$49,846	$32,482
Joint interest receivables	7,841	19,719
Accrued joint interest receivables	25,672	13,985
Accounts receivable	$83,359	$66,186

Schedule of Contractual Maturities of its Financial Liabilities

The following table details the Company’s contractual maturities of its financial liabilities at March 31, 2026, and December 31, 2025:

	As at March 31 2026		As at December 31 2025
	Less than one year	Greater than one year	Less than one year	Greater than one year
Accounts payable and accrued liabilities	$84,794	$-	$88,432	$-
Risk management contracts	72,906	7,500	-	-
Lease liabilities and other(1)	1,521	6,408	3,457	2,787
Debt(2)	-	4,148	-	-
Total financial liabilities	$159,221	$18,056	$91,889	$2,787

(1)	Amounts represent the expected undiscounted cash payments.
(2)	Amounts represent undiscounted principal only and exclude interest and transaction costs.